Short term investments	12 Months Ended
Dec. 31, 2017
Short-term investment [Abstract]
Short term investments
Short term investments
Short term investments are comprised of available for sale investments as noted below:

	2017	2016
Available for sale (fair value)
Canadian Government Bond This investment is due February 27, 2019 with an initial cost of $3,945,000 and effective interest rate of 1.22%	3,887	—
Bank of Nova Scotia Treasury Note This note is due June 14, 2019 with an initial cost of $3,985,000 and effective interest rate of 1.49%.	3,945	—
	7,833	—

Fair value is determined by using quoted market prices. The company recorded a net loss of $78,000 on the change in fair value of short term investments through other comprehensive loss. This loss was attributable to the fair value adjustment of the outstanding short term investments held at December 31, 2017. The average duration of the interest-bearing securities is 1.4 years and the average yield to maturity is 1.37%. Short term investments held at fair value are classified as Level 2 in the fair value hierarchy.